UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

215-882-9983
Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2023

Date of reporting period: September 30, 2023

Item 1. Reports to Stockholders.

Merlyn.AI Bull-Rider Bear-Fighter ETF

Merlyn.AI SectorSurfer Momentum ETF

Annual Report

September 30, 2023

MERLYN.AI ETFs

MERLYN.AI ETFs

LETTER TO SHAREHOLDERS

September 30, 2023

Dear Merlyn.AI ETF Shareholders,

Thank you for your investment in the Merlyn.AI Bull-Rider Bear-Fighter ETF ("WIZ") and the Merlyn.AI SectorSurfer Momentum ETF ("DUDE"), each a "Fund" and collectively referred to as the "Funds." The information presented in this letter relates to the operations of the Funds for the fiscal year ended September 30, 2023 ("FY 2023"). Each Fund's current objective is to track the total return performance, before fees and expenses, of its index. Each Fund's index is based on a proprietary methodology developed by SumGrowth Strategies, LLC and licensed to Merlyn.AI Corporation ("MAI"). MAI has licensed the indices to Empowered Funds, LLC, dba EA Advisers the Funds' investment adviser (the "Adviser").

WIZ is structured as a "fund of funds" exchange traded fund ("ETF") that seeks to invest in ETFs demonstrating momentum leadership across a variety of investment categories. In addition, trend-rules are also applied, which are generally assessed no more than monthly. WIZ seeks to track the Merlyn.AI® WIZ Bull-Rider Bear-Fighter Index. The Fund, through its index, generally targets an 80% allocation to stocks and 20% allocation bonds and bond equivalents in bull markets.

DUDE is structured as a "fund of funds" exchange traded fund ("ETF") that seeks to invest in ETFs demonstrating momentum leadership across a variety of investment categories. DUDE seeks to track the Merlyn.AI® DUDE SectorSurfer Momentum Index. The Fund, through its index, generally targets a 100% allocation to stocks and stock equivalents in bull markets.

The investment strategies and approaches used in managing the Funds are built upon the same premise: to leverage a proprietary index using artificial intelligence methodologies to seek to identify momentum leaders in the market. Each Fund screens US-traded ETFs for inclusion in the index. Each Fund generally holds shares in three to eight ETFs and, while it is considered non-diversified, is nonetheless generally more diversified than its individual constituents given its number of positions on a look-through basis.

The primary headline for FY 2023 was the series of volatile upside reversals from the October 2022 low, the December decline, and the February decline leading into a very strong spring and summer rally primarily driven by excitement over rapidly emerging AI prospects. The Funds tracked the indices’ comparatively slower momentum signals monthly throughout the year and resulted in WIZ and DUDE underperforming their respective benchmarks for the year.

The individual Fund performance drivers during the most recent fiscal year/period are outlined below:

WIZ
For FY 2023, WIZ was up 2.32% at its market price and up 2.37% at net asset value (NAV). The best and worst securities listed below are based on their contribution to the Fund's return, taking into consideration the weighting of each security.

The best performing security in the Fund's portfolio during the period was the iShares US Technology ETF, which was up 14.31%. The second-best performing security was the SPDR S&P Homebuilders ETF, which was up 13.31% for the period. The third best performing security for the period was the First Trust Technology Alpha, which was up 11.95% for the period.

The worst performing security in the Fund's portfolio during the period was the SPDR S&P Semiconductor ETF, which was down 12.38%. The second worst performing security was the Vanguard S&P Small-Cap 600 ETF, which was down 10.75% for the period. The third worst performing security was the iShares US Home Construction ETF, which was down 9.43% for the period.

For FY 2023, WIZ underperformed its benchmark of 80% U.S. Stocks and 20% Bonds[1], which was up 16.47%.

WIZ distributed income to shareholders on an annual basis.

DUDE
For FY 2023, DUDE was down 0.47% at its market price and down 0.22% at net asset value (NAV). The best and worst securities listed below are based on their contribution to the Fund's return, taking into consideration the weighting of each security.

MERLYN.AI ETFs

LETTER TO SHAREHOLDERS

September 30, 2023

The best performing security in the Fund's portfolio during the period was the iShares US Technology ETF, which was up 21.67%. The second-best performing security was Vanguard Growth ETF, which was up 6.08% for the period. The third best performing security for the period was iShares Global Tech ETF, which was up 5.46% for the period.

The worst performing security in the Fund's portfolio during the period was the SPDR S&P Semiconductor ETF, which was down 10.8%. The second worst performing security was the Invesco Semiconductors ETF, which was down 6.05% for the period. The third worst performing security was iShares Global Comm Services ETF, which was down 5.31% for the period.

For FY 2023, DUDE underperformed its benchmark of 65% U.S. stocks, 10% Developed market stocks, 5% Emerging market stocks, and 20% Bonds[2], which was up 16.58%.

DUDE distributed income to shareholders on an annual basis.

Please note, returns of the best/worst performers cited above reflect the returns of the securities during the time period held by the Funds, not necessarily for the entire fiscal period.

We appreciate your continued investment in the Funds.

Sincerely,

/s/ Patrick R. Cleary

Patrick R. Cleary
Chief Executive Officer
Empowered Funds, LLC dba EA Advisers

[1] 80% Solactive GBS United States 1000 NTR Index and 20% Solactive US Aggregate Bond Index
[2] 65% Solactive GBS United States 1000 NTR Index, 10% Solactive GBS Developed Markets ex N.A. Large & Mid Cap NTR Index (USD), 5% Solactive GBS Emerging Markets Large & Mid Cap NTR Index, and 20% Solactive US Aggregate Bond Index.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For the most recent month-end performance, please call (215) 882-9983 for both funds, WIZ or DUDE.

MERLYN.AI ETFs

LETTER TO SHAREHOLDERS

September 30, 2023

Shares are bought and sold at market price (not at net asset value, ("NAV")), and are not individually redeemed from the Funds. Market price returns are based upon the midpoint of the bid/ask spread at the close of the exchange and does not represent the returns an investor would receive if shares were traded at other times. Brokerage commissions will reduce returns. NAVs are calculated using prices as of the close of regular trading on the exchange, normally 4:00 p.m. Eastern Time.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Any offering must be preceded or accompanied by a prospectus.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy, hold or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

RISKS

Investments involve risk. Principal loss is possible.

Non-diversification Risk. Each Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Funds' Shares and greater risk of loss.

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross section of securities. Returns on securities that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments, and stocks that previously exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of the Funds using a momentum strategy may suffer.

Quantitative Management Risk. Investments utilizing quantitative methods may perform differently than the market as a result of characteristics and data used and changes in trends.

Foreign Security Risk. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.

Small Company Risk. Investments in smaller companies involve limited liquidity and greater volatility than larger companies.

Tracking Error Risk. As with all index funds, the performance of each Fund and its Index may differ from each other for a variety of reasons, including fund operating expenses and portfolio transaction costs not incurred by an index and a fund may not be fully invested in securities of an index or may hold securities not included in an index.

High Portfolio Turnover Rate Risk. High portfolio turnover could increase a Fund's transactions costs, resulting in taxable distributions to shareholders and negatively impact performance.

Fund of Funds Risk. Each Fund primarily invests in other funds and its performance largely depends on the investment performance of those underlying ETFs. An investor will indirectly bear the principal risks and its share of fees and expenses of the underlying funds.

INDICES

The Solactive GBS United States 1000 Index is part of the Solactive Global Benchmark Series which includes benchmark indices for developed and emerging market countries. The index intends to track the performance of the large and mid cap segment covering approximately the largest 85% of the free-float market capitalization in the United States. It is calculated as a Net Total Return index in USD and weighted by free-float market capitalization.

The Solactive US Aggregate Bond Index is a total return index that aims to track the performance of the USD denominated bond market. The index includes instruments of the following indices: Solactive MBS USD Index, Solactive Agency Bond USD Index, Solactive Developed Government USD Bond Index, Solactive Development Bank Bond USD TR Index, Solactive Select USD Investment Grade Corporate TR Index, and Solactive US Treasury Bond Index.

The MAI Bull-Rider Bear-Fighter Index is composed primarily of US-domiciled ETFs, which invest in a variety of securities, sectors, and geographic locations. The Index seeks momentum leaders while generally deploying a traditional 80/20 stocks / bonds portfolio. In addition, the Index may, from time to time, use hedging strategies.

The MAI Sectorsurfer Momentum Index is composed primarily of US-domiciled ETFs, which invest in a variety of securities, sectors, and geographic locations. The Index seeks momentum leaders while generally deploying a 100% equity portfolio. In addition, the Index may, from time to time, use hedging strategies.

The Solactive indices do not incur any management fees, transaction costs, or expenses. These indices are unmanaged and one cannot invest directly in an index.

The Funds are distributed by Quasar Distributors, LLC. The Funds' investment advisor is Empowered Funds, LLC, which is doing business as EA Advisers.

MERLYN.AI BULL-RIDER BEAR-FIGHTER ETF

Growth of $10,000 (Unaudited)

$17,500
$15,000
$12,500
$10,000
$7,500
10/17/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
$13,631
$12,759
$11,769
$11,768
Merlyn.AI Bull-Rider Bear-Fighter ETF - NAV
Merlyn.AI Bull-Rider Bear-Fighter ETF - Market
Merlyn.AI WIZ Bull-Rider Bear-Fighter Index
80% Solactive GBS United States 1000 Index and 20% Solactive U.S. Aggregate Bond Index

	1 Year	3 Year	Since Inception (October 17,2019)
Merlyn.AI Bull-Rider Bear-Fighter ETF - NAV	2.37%	-2.74%	4.20%
Merlyn.AI Bull-Rider Bear-Fighter ETF - Market	2.32%	-2.80%	4.20%
Merlyn.AI® WIZ Bull-Rider Bear-Fighter Index	2.49%	-2.12%	4.82%
80% Solactive GBS United States 1000 Index and 20% Solactive U.S. Aggregate Bond Index	16.47%	6.08%	8.14%

See “Index Overview” section for a description of the Index.

This chart assumes an initial gross investment of $10,000 made on October 17, 2019. Returns shown include the dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

MERLYN.AI SECTORSURFER MOMENTUM ETF

Growth of $10,000 (Unaudited)
$12,000
$10,000
$8,000
$10,522
$8,810
$8,823
$8,791
12/30/2020
12/31/2020
3/31/2021
6/30/2021
9/30/2021
12/31/2021
3/31/2022
6/30/2022
9/30/2022
12/31/2022
3/31/2023
6/30/2023
9/30/2023
Merlyn.AI SectorSurfer Momentum ETF - NAV
Merlyn.AI SectorSurfer Momentum ETF - Market
Merlyn.AI® DUDE SectorSurfer Momentum Index
65% Solactive GBS United States 1000 NTR Index, 10% Solactive GBS Developed Markets ex N.A. Large & Mid Cap NTR Index (USD), 5% Solactive GBS Emerging Markets Large & Mid Cap NTR Index, and 20% Solactive US Aggregate Bond Index

	Average Annual Return*
	1 Year	Since Inception (December 30,2020)
Merlyn.AI SectorSurfer Momentum ETF - NAV	-0.22%	-4.50%
Merlyn.AI SectorSurfer Momentum ETF - Market	-0.47%	-4.57%
Merlyn.AI® DUDE SectorSurfer Momentum Index	0.02%	-4.45%
65% Solactive GBS United States 1000 NTR Index, 10% Solactive GBS Developed Markets ex N.A. Large & Mid Cap NTR Index (USD), 5% Solactive GBS Emerging Markets Large & Mid Cap NTR Index, and 20% Solactive US Aggregate Bond Index	16.58%	1.87%

See “Index Overview” section for a description of the Index.

*This chart assumes an initial gross investment of $10,000 made on December 30, 2020. Returns shown include the dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

MERLYN.AI ETFs

Tabular Presentation of Schedule of Investments
As of September 30, 2023 (Unaudited)
Merlyn.AI Bull-Rider Bear-Fighter ETF

Sector[1]	% Net Assets
Investment Companies	99.6%
Other²	0.4%
Total	100.0%

Tabular Presentation of Schedule of Investments
As of September 30, 2023 (Unaudited)
Merlyn.AI SectorSurfer Momentum ETF

Sector[1]	% Net Assets
Investment Companies	99.8%
Other[2]	0.2%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	Cash, cash equivalents, short-term investments and other assets less liabilities.

INDEX OVERVIEW
SEPTEMBER 30, 2023 (UNAUDITED)

Merlyn.AI® WIZ Bull-Rider Bear-Fighter Index

The Merlyn.AI Bull-Rider Bear-Fighter Index uses a proprietary market risk indicator (the Bull/Bear Indicator) that seeks to determine whether U.S. equity markets appear to be in an advancing market (a “Bull” indicator) or appear to have an elevated risk of market decline (a “Bear” indicator). The Bull/Bear Indicator is an algorithm that assesses U.S. equity markets across three key metrics: price trend, market momentum, and value sentiment. In addition, when in a Bear market, the Bull/Bear Indicator assesses whether a particularly sharp rebound follows a recent market decline, in which case the Bull indicator is triggered. Price-trend indicates the degree to which U.S. market securities prices are trending higher or lower. Market momentum indicates the volume-adjusted, price trend of U.S. equity market securities to assess investor conviction. Value sentiment indicates the recent proportion of U.S. equity market securities making 52-week highs against those making 52week lows. The Index generally seeks to replicate an 80% equity / 20% bond portfolio in bull markets.

Merlyn.AI® DUDE SectorSurfer Momentum Index

The Merlyn.AI SectorSurfer Momentum Index seeks to determine whether U.S. Equity Markets appear to be in an advancing market (a “Bull” indicator) or appear to have an elevated risk of market decline (a Bear Market indicator). The Index uses a computer algorithm to make the assessment. The Index will remain in a Bull mode (or a Bear mode), as the case maybe, until the algorithm determines to shift from Bull to Bear (or vice versa). Shifts generally occur at calendar month end, but may occur mid-month if the algorithm anticipates significant market shifts. The Index uses a form of artificial intelligence that seeks to evolve and improve the selection of ETFs over time. The Index generally seeks to replicate a 100% equity portfolio in bull markets.

Solactive GBS United States 1000 Index

The Solactive GBS United States 1000 Index is part of the Solactive Global Benchmark Series which includes benchmark indices for developed and emerging market countries. The index intends to track the performance of the large and mid-cap segment covering approximately the largest 85% of the free-float market capitalization in the United States. It is calculated as a Net Total Return index in USD and weighted by free-float market capitalization.

Solactive U.S. Aggregate Bond Index

The Solactive US Aggregate Bond Index is a total return index that aims to track the performance of the USD denominated bond market. The index includes instruments of the following indices: Solactive MBS USD Index, Solactive Agency Bond USD Index, Solactive Developed Government USD Bond Index, Solactive Development Bank Bond USD TR Index, Solactive Select USD Investment Grade Corporate TR Index, and Solactive US Treasury Bond Index.

Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index

The Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index (CA NTR) is part of the Solactive Global Benchmark Series which includes benchmark indices for developed and emerging market countries. The index tracks the performance of the large and mid-cap segment covering approximately the largest 85% of the free-float market capitalization in the Developed Markets excluding North America. It is calculated as a Net Total Return index in CAD and weighted by free-float market capitalization.

Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR

The Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR is part of the Solactive Global Benchmark Series. The index intends to track the performance of the large and mid-cap segment covering approximately the largest 85% of the free-float market capitalization in the Emerging Markets. It is calculated as a Net Total Return index in USD and weighted by free-float market capitalization.

Merlyn.AI Bull-Rider Bear-Fighter ETF
Schedule of Investments
September 30, 2023

Shares		Value
INVESTMENT COMPANIES - 99.6%
4,526	Invesco QQQ Trust Series 1	$1,621,530
20,567	Invesco S&P MidCap Quality ETF	1,656,466
42,404	iShares MSCI Mexico ETF (a)	2,469,185
40,710	iShares U.S. Home Construction ETF (a)	3,195,328
34,647	PGIM Ultra Short Bond ETF	1,714,680
69,350	SPDR Bloomberg Short Term High Yield Bond ETF	1,696,301
16,376	VanEck Semiconductor ETF (a)	2,374,192
7,078	Vanguard Mega Cap Growth ETF	1,605,998
	TOTAL INVESTMENT COMPANIES (Cost $17,150,454)	16,333,680

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 47.3%
7,753,612	First American Government Obligations Fund - Class X, 5.26% (b)	7,753,612
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,753,612)	7,753,612

MONEY MARKET FUNDS - 0.4%
66,903	First American Government Obligations Fund - Class X, 5.26% (b)	66,903
	TOTAL MONEY MARKET FUNDS (Cost $66,903)	66,903

	TOTAL INVESTMENTS (Cost $24,970,969) - 147.3%	24,154,195
	Liabilities in Excess of Other Assets - (47.3%)	(7,757,105)
	TOTAL NET ASSETS - 100.0%	$16,397,090

Percentages are stated as a percent of net assets.

(a)	This security or a portion of this security was out on loan as of September 30, 2023. Total loaned securities had a market value of $7,561,946 or 46.1% of net assets as of September 30, 2023.
(b)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Merlyn.AI SectorSurfer Momentum ETF
Schedule of Investments
September 30, 2023

Shares		Value
INVESTMENT COMPANIES - 99.8%
5,903	iShares Expanded Tech Sector ETF	$2,256,009
38,585	iShares U.S. Home Construction ETF (a)	3,028,537
29,816	SPDR S&P Homebuilders ETF (a)	2,283,011
35,972	VanEck Semiconductor ETF (a)	5,215,221
9,966	Vanguard Mega Cap Growth ETF	2,261,285
	TOTAL INVESTMENT COMPANIES (Cost $15,836,845)	15,044,063

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 50.9%
7,674,965	First American Government Obligations Fund - Class X, 5.26% (b)	7,674,965
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,674,965)	7,674,965

MONEY MARKET FUNDS - 0.2%
35,118	First American Government Obligations Fund - Class X, 5.26% (b)	35,118
	TOTAL MONEY MARKET FUNDS (Cost $35,118)	35,118

	TOTAL INVESTMENTS (Cost $23,546,928) - 150.9%	22,754,146
	Liabilities in Excess of Other Assets - (50.9%)	(7,677,568)
	TOTAL NET ASSETS - 100.0%	$15,076,578

Percentages are stated as a percent of net assets.

(a)	This security or a portion of this security was out on loan as of September 30, 2023. Total loaned securities had a market value of $7,491,833 or 49.7% of net assets as of September 30, 2023.
(b)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

MERLYN.AI ETFs

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2023

	Merlyn.AI Bull-Rider Bear-Fighter ETF	Merlyn.AI SectorSurfer Momentum ETF
Assets:
Investments in securities, at value(1)	$24,154,195	$22,754,146
Dividends and interest receivable	8,998	8,342
Securities lending income receivable (Note 5)	1,663	643
Total assets	24,164,856	22,763,131
Liabilities:
Due to securities lending agent (Note 5)	7,753,612	7,674,965
Accrued investment advisory fees, net, if applicable	14,154	11,588
Total liabilities	7,767,766	7,686,553
Net Assets	16,397,090	15,076,578

Net Assets Consist of:
Paid-in capital	$56,262,157	$77,855,294
Total distributable earnings (accumulated deficit)	(39,865,067)	(62,778,716)
Net Assets:	$16,397,090	$15,076,578

Calculation of Net Asset Value Per Share:
Net Assets	$16,397,090	$15,076,578
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	590,000	740,000
Net Asset Value per Share	$27.79	$20.37

Cost of Investments in Securities	$24,970,969	$23,546,928
(1) Includes loaned securities with a value of	$7,561,946	$7,491,833

The accompanying notes are an integral part of these financial statements.

MERLYN.AI ETFs

 STATEMENT OF OPERATIONS

For the Year Ended September 30, 2023

	Merlyn.AI Bull-Rider Bear-Fighter ETF	Merlyn.AI SectorSurfer Momentum ETF
Investment Income:
Dividend income	$563,623	$928,756
Securities lending income (Note 5)	29,255	47,753
Interest income	3,071	4,534
Total investment income	595,949	981,043

Expenses:
Investment advisory fees	201,719	373,518
Total expenses	201,719	373,518
Less: Reimbursement of expenses from Advisor (Note 4)	—	(119,526)
Net expenses	201,719	253,992

Net Investment Income	394,230	727,051

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(1,546,371)	(4,310,182)
	(1,546,371)	(4,310,182)
Net change in unrealized appreciation/(depreciation) on:
Investments	1,741,519	3,806,681
	1,741,519	3,806,681
Net realized and unrealized gain/(loss) on investments:	195,148	(503,501)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$589,378	$223,550

The accompanying notes are an integral part of these financial statements.

MERLYN.AI ETFs

STATEMENT OF CHANGES IN NET ASSETS

	Merlyn.AI Bull-Rider Bear-Fighter ETF		Merlyn.AI SectorSurfer Momentum ETF
	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$394,230	$867,305	$727,051	$2,474,953
Net realized gain(loss) on investments	(1,546,371)	(11,915,254)	(4,310,182)	(38,166,505)
Net change in unrealized appreciation (depreciation) on investments	1,741,519	833,008	3,806,681	3,138,671
Net increase (decrease) in net assets resulting from operations	589,378	(10,214,941)	223,550	(32,552,881)

Distributions to Shareholders:
Distributable Earnings	(936,899)	(222,346)	(2,695,992)	(518,953)
Total distributions to shareholders	(936,899)	(222,346)	(2,695,992)	(518,953)

Capital Share Transactions:
Proceeds from shares sold	69,968,354	209,623,578	94,524,291	442,754,247
Payments for shares redeemed	(88,093,403)	(242,088,252)	(139,264,892)	(512,180,268)
Net decrease in net assets derived from net change in capital share transactions	(18,125,049)	(32,464,674)	(44,740,601)	(69,426,021)

Net Increase in Net Assets	(18,472,570)	(42,901,961)	(47,213,043)	(102,497,855)

Net Assets:
Beginning of period	34,869,660	77,771,621	62,289,621	164,787,476
End of period	$16,397,090	$34,869,660	$15,076,578	$62,289,621

Changes in Shares Outstanding:
Shares outstanding, beginning of period	1,230,000	2,240,000	2,830,000	6,110,000
Shares sold	2,480,000	5,910,000	4,470,000	16,180,000
Shares repurchased	(3,120,000)	(6,920,000)	(6,560,000)	(19,460,000)
Shares outstanding, end of period	590,000	1,230,000	740,000	2,830,000

The accompanying notes are an integral part of these financial statements.

MERLYN.AI ETFs

FINANCIAL HIGHLIGHTS
For the Year Ended September 30, 2023

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000's)	Net Expenses (3)(4)(6)	Gross Expenses (3)(6)	Net Investment Income(3)	Portfolio Turnover Rate(5)(8)
Merlyn.AI Bull-Rider Bear-Fighter ETF
Year Ended September 30, 2023	$28.35	0.52	0.14	0.66	(1.22)	(1.22)	$27.79	2.37%	$16,397	0.95%	0.95%	1.86%	554%
Year Ended September 30, 2022	$34.72	0.51	(6.77)	(6.26)	(0.11)	(0.11)	$28.35	-18.10%	$34,870	0.95%	0.95%	1.49%	619%
Year Ended September 30, 2021	$31.85	0.26	2.83	3.09	(0.22)	(0.22)	$34.72	9.72%	$77,772	0.93%	0.95%	0.77%	398%
October 17, 2019(7) to September 30, 2020	$25.00	0.13	6.83	6.96	(0.11)	(0.11)	$31.85	27.93%	$66,888	0.65%	0.95%	0.48%	192%
Merlyn.AI SectorSurfer Momentum ETF
Year Ended September 30, 2023	$22.01	0.52	(0.55)	(0.03)	(1.61)	(1.61)	$20.37	-0.22%	$15,077	0.85%	1.25%	2.43%	733%
Year Ended September 30, 2022	$26.97	0.41	(5.28)	(4.87)	(0.09)	(0.09)	$22.01	-18.15%	$62,290	0.85%	1.25%	1.55%	668%
December 30, 2020(7) to September 30, 2021	$25.00	-	1.97	1.97	-	-	$26.97	7.88%	$164,787	0.85%	1.25%	0.01%	174%

(1) Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3) For periods of less than one year, these ratios are annualized.
(4) Net expenses include effects of any reimbursement or recoupment.
(5) Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(6) Net and gross expenses do not include expenses of the investment companies in which the Fund invests.
(7) Commencement of operations.
(8) Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

MERLYN.AI ETFs

NOTES TO THE FINANCIAL STATEMENTS
SEPTEMBER 30, 2023

NOTE 1 – ORGANIZATION

Each of Merlyn.AI Bull-Rider Bear-Fighter ETF and Merlyn.AI SectorSurfer Momentum ETF (individually a “Fund” or collectively the “Funds”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each of the Funds are considered non-diversified under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The investment objective of each Fund is to seek to track the total return performance, before fees and expenses, of its particular index. The underlying index for each Fund is defined below:

Fund	Index
Meryln.AI Bull-Rider Bear-Fighter ETF	Merlyn.AI® WIZ Bull-Rider Bear-Fighter Index
Merlyn.AI SectorSurfer Momentum ETF	Merlyn.AI® DUDE SectorSurfer Momentum Index

Meryln.AI Bull-Rider Bear-Fighter ETF commenced operations on October 17, 2019. Merlyn.AI SectorSurfer Momentum ETF commenced operations on December 30, 2020.

Shares of the Meryln.AI Bull-Rider Bear-Fighter ETF are listed and traded on The Nasdaq Stock Market. Shares of Merlyn.AI SectorSurfer Momentum ETF are listed and traded on Cboe BZX Exchange, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Merlyn.AI Bull Rider Bear-Fighter ETF and Merlyn.AI SectorSurfer ETF each issue and redeem shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.”

Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Funds effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Funds, of up to 2.00% of the value of the order in addition to the Standard Transaction Fee. Variable Transaction Fees received by each Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

MERLYN.AI ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2023
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.
Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2023, neither Fund held any securities that required fair valuation due to unobservable inputs.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of each Fund’s investments as of September 30, 2023:

MERLYN.AI ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2023

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Merlyn.AI Bull-Rider Bear-Fighter ETF
Assets*
Investment Companies	$16,333,680	$-	$-	$16,333,680
Investments Purchased with Proceeds from Securities Lending	7,753,612	-	-	7,753,612
Money Market Funds	66,903	-	-	66,903
Total Investments in Securities	$24,154,195	$-	$-	$24,154,195

Merlyn.AI SectorSurfer Momentum ETF
Assets*
Investment Companies	$15,044,063	$-	$-	$15,044,063
Investments Purchased with Proceeds from Securities Lending	7,674,965	-	-	7,674,965
Money Market Funds	35,118	-	-	35,118
Total Investments in Securities	$22,754,146	$-	$-	$22,754,146

*	For further detail on each asset class, see the Schedule of Investments.

During the fiscal year ended September 30, 2023, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

C.
Federal Income Taxes. Each Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to a Fund. Therefore, no federal income tax provision is required. As of and during the fiscal year ended September 30, 2023, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal year ended September 30, 2023, the Funds did not have liabilities for any unrecognized tax benefits. A Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the fiscal year ended September 30, 2023, the Funds did not incur any interest or penalties. Each Fund is subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

Each Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an

MERLYN.AI ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2023
accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for Meryln.AI Bull-Rider Bear-Fighter ETF are declared and paid quarterly and for Merlyn.AI SectorSurfer Momentum ETF are declared and paid on an annual basis. Distributions from net realized gains on securities for each Fund are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary, for tax purposes.

E.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

H.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds’ realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the fiscal year ended September 30, 2023 the following table shows the reclassifications made:

	Distributable Earnings	Paid in Capital
Merlyn.AI Bull-Rider Bear-Fighter ETF	$(1,988,447)	$1,988,447
Merlyn.AI SectorSurfer Momentum ETF	(2,535,854)	2,535,854

MERLYN.AI ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2023
NOTE 3 – RISKS

Investment Risk. When you sell your Shares of a Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Global/Regions Risks. Each Fund will be subject to country, global and regions risks. Those risks may be material and the risks differ for each of the various countries and regions.

Foreign Investment Risk. Returns on investments in underlying ETFs that invest foreign securities could be more volatile than, or trail the returns on, ETFs that invest in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. The Fund will be subject to the foreign investment risks. Those risks may be material and the risks differ for each of the various countries and regions.

Emerging Markets Risk. Each Fund through its investments in other ETFs may invest in companies organized in developing and emerging market nations, which would typically include countries such as China, India, Taiwan, Thailand, Russia, Peru, Colombia and others. The Fund, however, defers to each underlying Fund’s definition of developing and emerging markets, and the underlying Funds definitions may differ from one another. Nonetheless, investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

Factor and Style Investing Risks. Each Fund will be subject to the factor and style investing risks. Factor and Style investing focuses on, among others, securities’ attributes such as momentum, value, quality, volatility, large-cap, mid-cap, and small-cap investments. Over time, the various factors and styles tend to move cyclically, where some factors/styles may advance and others lose value, and at other times some of the previously trailing factors advance while some of the previously advancing factors lose favor. The particular factor/style investing by way of which an underlying ETF may invest may become out of favor and certain factors and styles may lose value quickly which could negatively affect the value of the Fund.

Sector Risks. The Fund will be subject to economic sector risks. Those risks may be material and the risks differ for each of the various sectors.

Equity Investing Risk. An investment in each Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Bond Risks & Bull Index Bond Risks. When the Bull/Bear Indicator reflects a “Bull” designation, the Fund will be subject to bond and fixed income risks. Likewise, when the Bull/Bear Indicator reflects a “Bear” designation, those risks will be heightened, as a higher percentage or all of the then-selected ETFs will be bond and fixed income ETFs. Changes in interest rates generally will cause the value of fixed-income and bond instruments held by underlying ETFs to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed income instruments as interest rates change. Fixed-income instruments that are fixed rate are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates. The prices of floating rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. Underlying ETFs may invest in short-term securities that, when interest rates decline, affect the ETF’s yield as these securities mature or are sold and the ETF purchases new short-term securities with lower yields. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by, among other factors, its cash flow. In addition, underlying ETFs may invest in various fixed income and floating rate securities (such as municipal securities and high-yield (junk) bond securities) that are subject to additional risks.

MERLYN.AI ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2023

Gold Risk. Each Fund may, from time to time, invest in underlying ETFs that, in turn, invest primary in the gold industry. The prices of gold and gold operation companies are affected by the price of gold as well as other prevailing market conditions. These prices may be volatile, fluctuating substantially over short periods of time. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the price of gold may be adversely affected. A more complete description of some of the risks associated with investing in gold is under the heading - Additional Information about the Funds’ Investment Objective and Strategies.

Momentum Investing Risk. Investing in or having exposure to ETFs with positive momentum entails investing in ETFs that have had above-average recent returns. Returns on ETFs that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments, and ETFs that previously exhibited high momentum may not experience continued positive momentum.

Non-Diversification Risk. Because each Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.

Concentration Risk. Each Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, to the extent that one or more underlying ETF’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, or asset class.

High Portfolio Turnover Risk. Each Fund’s investment strategy may from time to time result in higher turnover rates. This may increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes.

Fund of Funds Risk. Because it invests primarily in other funds, the Fund’s investment performance largely depends on the investment performance of the selected underlying exchange-traded funds (ETFs). An investment in the Fund is subject to the risks associated with the ETFs that then-currently comprise the Index. At times, certain of the segments of the market represented by constituent ETFs in the Index may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees).

Quantitative Security Selection Risk. Data for some ETFs and for some of the companies in which the underlying ETFs invest may be less available and/or less current than data for companies in other markets due to various causes, including without limitation, market disruptions, accounting practices, regulatory matters, acts of God, etc. The ETFs selected using a quantitative model could perform differently from the financial markets as a whole, as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends.

Passive Investment Risk. Each Fund is not actively managed and the Adviser will not sell shares of an underlying ETF due to current or projected underperformance of the securities, industries or sector in which it invests, unless that ETF is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). Of course, unlike some index funds that do not change exposure to equities and bonds, the Fund’s investment strategy does change in response to the Index’s anticipation of a bull or bear market. Nonetheless, the Fund will maintain investments until changes to its Index are triggered, which could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Tracking Error Risk. As with all index funds, the performance of each Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the ETFs of the Index at all times or may hold ETFs not included in the Index. .

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

MERLYN.AI ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2023

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC, dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses.

At a Board meeting held on September 15, 2023, the Trustees, including each Trustee, who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the continuation of the Advisory Agreement for the Merlyn.AI Bull-Rider Bear-Fighter ETF and Merlyn.AI Sector Surfer Momentum ETF.

Per the Advisory Agreement, each Fund pays an annual rate to the Adviser monthly based on average daily net assets:

Merlyn.AI Bull-Rider Bear-Fighter ETF	0.95%
Merlyn.AI SectorSurfer Momentum ETF	1.25%

Per a fee waiver agreement, the Adviser has agreed to waive up to 0.40% of the Merlyn.AI SectorSurfer Momentum ETF advisory fee, which is calculated based on the Fund’s average daily net assets, to the extent necessary to offset all or a portion of acquired fund fees and expenses The level of each fee waiver described above may be adjusted from time to time only by the mutual written agreement of the Adviser and Board. The fee waiver will remain in effect until at least January 30, 2024. This waiver agreement may be terminated only by agreement of the Adviser and the Fund’s Board of Trustees. The fees waived are not subject to recoupment.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

NOTE 5 – SECURITIES LENDING

The Funds may lend up to 33⅓% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the fiscal year, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust-approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the

MERLYN.AI ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2023
issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

	Value of Securities on Loan	Payable for Collateral Received*
Merlyn.AI Bull-Rider Bear-Fighter ETF	$7,561,946	$7,753,612
Merlyn.AI SectorSurfer Momentum ETF	7,491,833	7,674,965

*	The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Funds’ Statements of Operations. Net securities lending income earned on collateral investments and recognized by the Funds during the fiscal year, was as follows:

Merlyn.AI Bull-Rider Bear-Fighter ETF	$29,255
Merlyn.AI SectorSurfer Momentum ETF	47,753

Due to the absence of a Master Netting Agreement related to the Funds' participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal year ended September 30, 2023, purchases and sales of securities for the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Merlyn.AI Bull-Rider Bear-Fighter ETF	$185,940,807	$120,233,054
Merlyn.AI SectorSurfer Momentum ETF	311,611,550	224,400,162

For the fiscal period ended September 30, 2023, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Merlyn.AI Bull-Rider Bear-Fighter ETF	$3,137,133	$87,518,432
Merlyn.AI SectorSurfer Momentum ETF	4,695,491	138,436,179

For the fiscal period ended September 30, 2023, short-term and long-term gains on in-kind transactions were as follows:

	Short Term	Long Term
Merlyn.AI Bull-Rider Bear-Fighter ETF	$1,988,264	$-
Merlyn.AI SectorSurfer Momentum ETF	2,561,298	-

There were no purchases or sales of U.S. Government securities during the fiscal period.

NOTE 7 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at September 30, 2023 were as follows:

MERLYN.AI ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2023

	Merlyn.AI Bull-Rider Bear-Fighter ETF	Merlyn.AI SectorSurfer Momentum ETF
Tax cost of Investments	$24,970,969	$23,546,928
Gross tax unrealized appreciation	$13,702	$—
Gross tax unrealized depreciation	(830,475)	(792,782)
Net tax unrealized appreciation (depreciation)	(816,773)	(792,782)
Undistributed ordinary income	147,392	-
Undistributed long-term gain	-	-
Total distributable earnings	147,392	-
Other accumulated gain (loss)	(39,195,686)	(61,985,934)
Total accumulated gain (loss)	$(39,865,067)	$(62,778,716)

Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the fiscal year ended September 30, 2023, the Funds did not defer any qualified late year losses.

At September 30, 2023, the Funds had the following capital loss carryforwards:

	Unlimited Short-Term	Unlimited Long-Term
Merlyn.AI Bull-Rider Bear-Fighter ETF	$ (39,195,686)	-
Merlyn.AI SectorSurfer Momentum ETF	(61,985,934)	-

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2023 and fiscal year ended September 30, 2022, were as follows:

	Fiscal Year Ended September 30, 2023	Fiscal Year Ended September 30, 2022
	Ordinary Income	Ordinary Income
Merlyn.AI Bull-Rider Bear-Fighter ETF	$936,899	$222,346
Merlyn.AI SectorSurfer Momentum ETF	2,695,992	518,953

NOTE 9 – OTHER INFORMATION

Neither Merlyn.AI Bull-Rider Bear-Fighter ETF (Ticker: WIZ) or Merlyn.AI SectorSurfer Momentum ETF (Ticker: DUDE) is offered or sold by Merlyn.AI Corporation or any of its affiliates, licensors, or contractors (the “Merlyn Parties”) nor do any of the Merlyn Parties offer any express or implicit guarantee, warranty, or assurance either with regard to the results of using the MAI Bull-Rider Bear-Fighter Index or the MAI SectorSurfer Momentum Index (each, an “Index”) or an Index Price at any time or in any other respect. Each Index is calculated and published by SumGrowth Strategies, LLC which has granted Merlyn an exclusive license for marketing and distribution purposes of the Indices. The Merlyn Parties have entered an agreement with the Funds’ adviser to sponsor the Funds. The Merlyn Parties use commercially reasonable efforts to ensure that each Index is calculated correctly. None of the Merlyn Parties shall be liable for any error, omission, inaccuracy, incompleteness, delay, or interruption in an Index or any data related thereto or have any obligation to point out errors in an Index to any person. Neither publication of an Index by the Merlyn Parties nor the licensing of an Index or Index trademark(s) for the purpose of use in connection with a Fund constitutes a recommendation by any of the Merlyn Parties to invest in a Fund. Bull-Rider Bear-Fighter and SectorSurfer are trademarks of SumGrowth Strategies, LLC.

MERLYN.AI ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2023
NOTE 10 – CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On June 9, 2023, the Board of Trustees (“Board”) of the EA Series Trust (the “Trust”), including a majority of the Independent Trustees, upon the recommendation and approval of the Audit Committee of the Board, appointed Tait Weller & Baker, LLP (“Tait”) to serve as each Fund’s independent registered public accounting firm for the fiscal year ended September 30, 2023. Tait was approved as the auditor for all funds in the Trust. Tait replaces Spicer Jefferies, LLP (“Spicer”) in this role. Spicer did not resign and did not decline to stand for re-election.

The audit reports of Spicer on the financial statements of each Fund for the most recent fiscal periods/years ended September 30, 2020, September 30, 2021 and September 30, 2022 (as applicable), did not contain an adverse opinion or disclaimer of opinion, nor was the report qualified or modified as to uncertainty, audit scope, or accounting principles.

During the fiscal periods/years September 30, 2020, September 30, 2021, September 30, 2022 (as applicable) and for the interim period ended June 9, 2023 , there were no disagreements (as defined in Item 304(a)(1)(iv) of Regulation S-K and related instructions) with Spicer on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Spicer, would have caused it to make a reference in connection with its opinion to the subject matter of the disagreement.

During the fiscal periods/years ended September 30, 2020, September 30, 2021, September 30, 2022 (as applicable) and for the interim period ended June 9, 2023, neither Fund, nor anyone on its behalf, consulted with Tait with respect to: (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might have been rendered on each Fund’s financial statements, and no written report or oral advice was provided that Tait concluded was an important factor considered by each Fund in reaching a decision as to any accounting, auditing or financial reporting issue; or (ii) any matter that was either the subject of a “disagreement” (as defined in Item 304(a)(1)(iv) of Regulation S-K and related instructions) or a “reportable event” (as defined in Item 304(a)(1)(v) of Regulation S-K).

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued.

On October 24, 2023, the Board of Trustees voted to terminate and liquidate Meryln.AI Bull-Rider Bear-Fighter and Merlyn.AI SectorSurfer Momentum ETF. After the close of business on November 10, 2023, neither Fund will accept creation orders. Trading in shares of each Fund will be halted prior to market open on November 13, 2023. The proceeds of liquidation for each Fund were sent to shareholders on or about November 17, 2023.

There were no other transactions that occurred during the period subsequent to September 30, 2023, that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Merlyn.AI ETFs and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Merlyn.AI Bull-Rider Bear-Fighter ETF and Merlyn.AI SectorSurfer Momentum ETF (the “Funds”), each a series of EA Series Trust (the “Trust”), including the schedules of investments, as of September 30, 2023, the related statements of operations, the statements of changes in net assets and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2023, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The statement of changes in net assets for the year ended September 30, 2022, and the financial highlights for each of the two years in the period then ended, and the period from October 17, 2019 (commencement of operation) to September 30, 2020 for the Merlyn.AI Bull-Rider Bear-Fighter ETF, and the year ended September 30, 2022 and the period from December 30, 2020 (commencement of operation) to September 30, 2021 for the Merlyn.AI SectorSurfer Momentum ETF, were audited by other auditors, whose report dated November 29, 2022 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2023.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
November 29, 2023

MERLYN.AI ETFs

EXPENSE EXAMPLE

SEPTEMBER 30, 2023 (UNAUDITED)
As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period (April 1, 2023 to September 30, 2023).

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period (April 1, 2023 to September 30, 2023” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on each of the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund compared to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of each Fund shares. Therefore, the second line of each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The expenses for Merlyn.AI SectorSurfer Momentum ETF shown in the table reflect fee waivers in effect. Also, the information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses paid during April 1, 2023 to September 30, 2023[1]
Merlyn.AI Bull-Rider Bear-Fighter ETF
Actual	0.95%	$1,000	$997.40	$4.76
Hypothetical (5% annual return before expenses)	0.95%	1,000	1,020.31	4.81
Merlyn.AI SectorSurfer Momentum ETF
Actual	0.85%	$1,000	$972.80	$4.20
Hypothetical (5% annual return before expenses)	0.85%	1,000	1,020.81	4.31

1.
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/365, to reflect the one-half year period.

MERLYN.AI ETFs

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (each a “Fund”, and collectively, the “Funds”), has adopted a liquidity risk management program (“the Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect each Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Trust’s Board of Trustees has designated certain representatives of the Adviser as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the June 9, 2023, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended March 31, 2023. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Funds to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating, and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Funds’ ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Funds’ exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

MERLYN.AI ETFs

FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended September 30, 2023, certain dividends paid by each Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for each Fund was:

Merlyn.AI Bull-Rider Bear-fighter ETF	7.99%
Merlyn.AI SectorSurfer Momentum ETF	11.59%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2023 for each Fund was:

Merlyn.AI Bull-Rider Bear-fighter ETF	23.56%
Merlyn.AI SectorSurfer Momentum ETF	23.64%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for each Fund was 0.00%.

MERLYN.AI ETFs

MANAGEMENT OF THE FUND
Trustees and Officers

The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser, the Sub-Adviser, and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.
The Board is comprised of four Trustees. One Trustee and certain of the officers of the Trust are directors, officers or employees of the Adviser. The other Trustees (the “Independent Trustees”) are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act) of the Trust. The fund complex includes all funds advised by the Adviser (“Fund Complex”).
The Trustees, their age, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their age, term of office and length of time served and their principal business occupations during the past five years are shown below. Unless noted otherwise, the address of each Trustee and each Officer is: c/o EA Series Trust, 19 East Eagle Road, Havertown, PA 19083.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Indefinite term; Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present).	46	None
Michael S. Pagano, Ph.D., CFA® Born: 1962	Trustee and Audit Committee Chairman	Indefinite term; Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 – present); Co-Editor of The Financial Review (2023 – present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 – present).	46	Citadel Federal Credit Union (pro bono service for non-profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Indefinite term; Since 2018	Co-founder and CEO, PeopleJoy (2016 – present).	46	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Indefinite term; Since 2014; President (2014 – 2023)	Since 2014; President 2014-2023	Founder and Executive Managing Member, EA Advisers (2013 – present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2010 – present).	46	None

*	Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

MERLYN.AI ETFs

 Officers

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Patrick R. Cleary Born: 1982	President and Chief Executive Officer; Secretary	Since 2023 (other roles since 2015)	Chief Operating Officer and Managing Member, Alpha Architect (2014–present); Chief Executive Officer of EA Advisers (2021 – present).
Alyssa M. Bernard Born: 1988	Secretary	Since October 2023	General Counsel, EA Advisers (October 2023 – present); Vice President—Regulatory Administration, U.S. Bank Global Fund Services (2021 – 2023); Assistant Vice President—Regulatory Administration, U.S. Bank Global Fund Services (2018 – 2021).
Sean Hegarty Born: 1993	Treasurer, Chief Financial Officer and Comptroller; Assistant Treasurer	Since 2023; 2022-2023	Chief Operating Officer, EA Advisers (2022 – present); Assistant Vice President – Fund Administration, U.S. Bank Global Fund Services (2018 – 2022); Staff Accountant, Cohen & Company (2015 – 2018).
Jessica Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, EA Advisers (2021–present); Chief Compliance Officer, Alpha Architect (2021–present); Chief Compliance Officer, Snow Capital (2015–2021).
Brian P. Massaro Born: 1997	Assistant Treasurer	Since 2023	Chief Data Officer, EA Advisers (2023–present); Assistant Operating Officer, EA Advisers (2022–present); Mutual Funds Administrator, U.S. Bank Global Fund Services (2019–2022).

MERLYN.AI ETFs

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at https://www.merlynetfs.com/ daily.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at https://www.merlynetfs.com/.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of each Fund trade on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of each Fund is available, without charge, on the Funds’ website at https://www.merlynetfs.com/.

PRIVACY POLICY (UNAUDITED)

EA Series Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser
Empowered Funds, LLC dba EA Advisers
19 East Eagle Road
Havertown, Pennsylvania 19083

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310,
Leawood, Kansas 66211

Merlyn.AI Bull-Rider Bear-Fighter ETF
Symbol – WIZ
CUSIP – 02072L706

Merlyn.AI SectorSurfer Momentum ETF
Symbol – DUDE
CUSIP – 02072L862

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Merlyn.AI Bull-Rider Bear-Fighter ETF		Merlyn.AI SectorSurfer Momentum ETF
	FYE	FYE	FYE	FYE
	09/30/2023	09/30/2022	09/30/2023	09/30/2022
Audit Fees	$8,750	$8,750	$8,750	$8,750
Audit-Related Fees	N/A	N/A	N/A	N/A
Tax Fees	$2,250	$2,250	$2,250	$2,250
All Other Fees	N/A	N/A	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by the principal accountants applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Merlyn.AI Bull-Rider Bear-Fighter ETF		Merlyn.AI SectorSurfer Momentum ETF
	FYE	FYE	FYE	FYE
	09/30/2023	09/30/2022	09/30/2023	09/30/2022
Audit-Related Fees	0%	0%	0%	0%
Tax Fees	0%	0%	0%	0%
All Other Fees	0%	0%	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	Merlyn.AI Bull-Rider Bear-Fighter ETF		Merlyn.AI SectorSurfer Momentum ETF
	FYE	FYE	FYE	FYE
	09/30/2023	09/30/2022	09/30/2023	09/30/2022
Registrant	N/A	N/A	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.
(4) Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President, Chief Executive Officer and Secretary

Date:	December 4, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick R. Cleary
Patrick Cleary, President, Chief Executive Officer and Secretary

Date:	December 4, 2023

By (Signature and Title)	/s/ Sean R. Hegarty
Sean Hegarty, Treasurer, Chief Financial Officer and Comptroller

Date:	December 4, 2023